Contingencies and commitments (Tables)	6 Months Ended
Dec. 31, 2015
Contingencies and commitments
Summary of future minimum lease payments under operating leases

Future minimum lease payments under operating leases at December 31, 2015 are presented below (in thousands):

December 31, 2015
2016	$1,596
2017	2,652
2018	3,218
2019	4,211
2020	3,937
2021	3,412
Thereafter	19,551

$38,577